per share amounts	6 Months Ended
Jun. 30, 2021
per share amounts
per share amounts

12    per share amounts

Basic net income per Common Share is calculated by dividing net income attributable to Common Shares by the total weighted average number of Common Shares outstanding during the period. Diluted net income per Common Share is calculated to give effect to share option awards and restricted share unit awards.

The following table presents reconciliations of the denominators of the basic and diluted per share computations. Net income was equal to diluted net income for all periods presented.

	Three months		Six months
Periods ended June 30 (millions)	2021	2020	2021	2020
Basic total weighted average number of Common Shares outstanding	1,355	1,278	1,327	1,263
Effect of dilutive securities - Restricted share units	4	2	4	1
Diluted total weighted average number of Common Shares outstanding	1,359	1,280	1,331	1,264

For the three-month and six-month periods ended June 30, 2021 and 2020, no outstanding equity-settled restricted share unit awards were excluded in the computation of diluted income per Common Share. For the three-month and six-month periods ended June 30, 2021 and 2020, less than 1 million outstanding TELUS Corporation share option awards were excluded in the calculation of diluted net income per Common Share.